Consolidated Statements of Changes in Deficit - USD ($) $ in Thousands	Total	Additional Paid-In Capital	Subscription Receivable	Common Shares	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019				71,218
Balance, amount at Dec. 31, 2019	$ 3,448	$ 35,770	$ (589)	$ 136,554	$ (168,287)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares				3,743
Shares issuance for cash and subscriptions, amount	8,687	(701)		$ 9,388	0
Stock-based compensation and service fee, shares				3,000
Stock-based compensation and service fee, amount	1,748	(4,032)	0	$ 5,780	0
Net loss	(11,738)	0	0	0	(11,738)
Balance, amount at Dec. 31, 2020	2,145	31,037	(589)	$ 151,722	(180,025)
Balance, shares at Dec. 31, 2020				77,961
Statement [Line Items]
Shares issuance for cash and subscriptions, shares				3,670
Shares issuance for cash and subscriptions, amount	6,953	(717)	0	$ 7,670	0
Stock-based compensation and service fee, shares				3,915
Stock-based compensation and service fee, amount	2,603	(3,066)	0	$ 5,669	0
Net loss	(12,537)	0	0	0	(12,537)
Warrant issued	330	330
Balance, amount at Dec. 31, 2021	(506)	27,584	(589)	$ 165,061	(192,562)
Balance, shares at Dec. 31, 2021				85,546
Statement [Line Items]
Shares issuance for cash and subscriptions, shares				3,984
Shares issuance for cash and subscriptions, amount	4,266	(568)	589	$ 4,245	0
Stock-based compensation and service fee, shares				985
Stock-based compensation and service fee, amount	593	(1,772)	0	$ 2,365	0
Net loss	(6,576)	0	0	0	(6,576)
Warrant issued	1,741	1,741
Balance, amount at Dec. 31, 2022	$ (482)	$ 26,985	$ 0	$ 171,671	$ (199,138)
Balance, shares at Dec. 31, 2022				90,515